Benefit Plans (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Entity Information [Line Items]
2016	$ 38,289
2017	39,909
2018	41,213
2019	42,638
2020	43,920
2021 through 2025 (in total)	233,449
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
2016	38,289
2017	39,909
2018	41,213
2019	42,638
2020	43,920
2021 through 2025 (in total)	$ 233,449